Pioneer Municipal High Income Fund, Inc.
Schedule of Investments | January 31, 2026

Schedule of Investments  |  1/31/26
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 56.2%
	Municipal Bonds — 56.2% of Net Assets
	Pennsylvania — 13.7%
500,000+	Philadelphia Authority for Industrial Development, 5.50%, 6/1/49 (144A)	$ 415,344
1,000,000+	Philadelphia Authority for Industrial Development, Global Leadership Academy Charter School Project, Series A, 5.00%, 11/15/50	665,533
	Total Pennsylvania	$1,080,877

	Rhode Island — 26.2%
5,900,000(a)+	Central Falls Detention Facility Corp., 7.25%, 7/15/35	$2,070,900
	Total Rhode Island	$2,070,900

	Texas — 16.3%
490,000+	Arlington Higher Education Finance Corp., LTTS Charter School, Universal Academy, 5.45%, 3/1/49 (144A)	$ 381,872
1,000,000+	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.00%, 3/1/34	900,929
	Total Texas	$1,282,801

	Total Municipal Bonds (Cost $8,793,766)	$4,434,578

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 56.2% (Cost $8,793,766)	$4,434,578
	OTHER ASSETS AND LIABILITIES — 43.8%	$3,454,460
	net assets — 100.0%	$7,889,038

(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At January 31, 2026, the value of these securities amounted to $797,216, or 10.1% of net assets.
(a)	Security is in default.
+	Security is valued using significant unobservable inputs (Level 3).
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
1Pioneer Municipal High Income Fund, Inc. | 1/31/26

Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of January 31, 2026 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$—	$4,434,578	$4,434,578
Total Investments in Securities	$—	$—	$4,434,578	$4,434,578
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
Municipal Bonds
Balance as of 4/30/25	$—
Realized gain (loss)	—
Changed in unrealized appreciation (depreciation)	(751,289)
Amortization Premium/Discount	4,876
Purchases	—
Sales	—
Transfers in to Level 3*	5,180,991
Transfers out of Level 3*	—
Balance as of 1/31/26	$4,434,578
*	Transfers are calculated on the beginning of period values. During the period ended January 31, 2026, securities valued at $5,180,991 were transferred from Level 2 to Level 3, due to valuing the securities using unobservable inputs. There were no other transfers between Levels 1, 2 and 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at January 31, 2026:	$(751,289)
Pioneer Municipal High Income Fund, Inc. | 1/31/262